                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter End: September 30, 2012

                    Contravisory Investment Management, Inc.

Name of Institutional Investment Manager
CONTRAVISORY INVESTMENT MANAGEMENT, INC.

120 Longwater Drive, Suite 100          Norwell      MA      02061
Business Address  (Street)               (City)    (State)   (Zip)

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

Philip A. Noonan                COO & Secretary              781-740-1786
-------------------------   ------------------------   -------------------------
(Name)                              (Title)                     (Phone)

Signature, Place and Date of Signing:

                              120 Longwater Drive,
                                   Suite 100
/s/ Philip A. Noonan           Norwell, MA 02061           October 15, 2012
-------------------------   ------------------------   -------------------------
(Signature)                         (Place)                     (Date)

Report Type:

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Number of Other Included Managers:  None
List of Other Included Managers:    None

Form 13F Information Table Entry Total: 138
Form 13F Information Table Value Total: 405,655,120

Contravisory Investment Management, Inc.
PORTFOLIO APPRAISAL
30-Sep-12

                                           TITLE             MARKET  AMOUNT OF INVESTMENT            VOTING
                                            OF               VALUE    SECURITY DISCRETION   OTHER  AUTHORITY
SECURITY                                   CLASS   CUSIP   (X $1000)  (SHARES)   (SOLE)   MANAGERS   (SOLE)
--------                                   ----- --------- --------- --------- ---------- -------- ---------
Beam Inc.                                  com   073730103   8586.35    149224 Sole                  8586.35
CBS Corp.                                  com   124857202  13208.46    363569 Sole                 13208.46
Costco Whsl Corp New                       com   22160K105    484.77      4840 Sole                   484.77
Darden Restaurants, Inc.                   com   237194105      2.40        43 Sole                     2.40
Expedia, Inc.                              com   30212p303    493.95      8540 Sole                   493.95
Ford Motor Company                         com   345370860     19.72      2000 Sole                    19.72
General Motors Company                     com   37045v100      0.71        31 Sole                     0.71
Lithia Motors, Inc.                        com   536797103    163.52      4909 Sole                   163.52
Lowe's Companies, Inc.                     com   548661107    714.57     23630 Sole                   714.57
Philip Morris International                com   718172109     89.94      1000 Sole                    89.94
Phillips-Van Heusen Corporation            com   718592108    138.24      1475 Sole                   138.24
Target Corp.                               com   87612E106   9984.21    157306 Sole                  9984.21
The Cheesecake Factory Inc.                com   163072101     24.02       672 Sole                    24.02
The Walt Disney Company                    com   254687106     10.46       200 Sole                    10.46
Toro Company                               com   891092108    106.77      2684 Sole                   106.77
Tractor Supply Company                     com   892356106    126.58      1280 Sole                   126.58
Wolverine World Wide, Inc.                 com   978097103    112.03      2525 Sole                   112.03
CVS Caremark Corp.                         com   126650100  10028.17    207108 Sole                 10028.17
Church & Dwight Co.                        com   171340102   9852.96    182496 Sole                  9852.96
Coca Cola Company                          com   191216100    665.67     17550 Sole                   665.67
Colgate-Palmolive Company                  com   194162103  10891.73    101583 Sole                 10891.73
Flowers Foods, Inc.                        com   343498101   8625.76    427441 Sole                  8625.76
Hain Celestial Group Inc.                  com   405217100    143.96      2285 Sole                   143.96
Kraft Foods, Inc.                          com   50075N104    415.57     10050 Sole                   415.57
Lorillard Inc.                             com   544147101   8277.15     71079 Sole                  8277.15
McCormick & Company, Inc.                  com   579780206      4.96        80 Sole                     4.96
Omnicare Incorporated                      com   681904108      4.08       120 Sole                     4.08
Snyders-Lance, Inc.                        com   833551104    101.21      4050 Sole                   101.21
Universal Corp. VA                         com   913456109    114.57      2250 Sole                   114.57
Weis Markets                               com   948849104    454.20     10730 Sole                   454.20
Whole Foods Market, Inc.                   com   966837106  12720.44    130600 Sole                 12720.44
Chevron Corporation                        com   166764100    156.42      1342 Sole                   156.42
Exxon Mobil Corporation                    com   30231G102  10616.52    116091 Sole                 10616.52
Linn Energy, LLC                           com   536020100     12.37       300 Sole                    12.37
Next Era Energy, Inc.                      com   65339f101      5.63        80 Sole                     5.63
Tesoro Corporation                         com   881609101     12.57       300 Sole                    12.57
American Campus Communities, Inc.          com   024835100   9455.18    215478 Sole                  9455.18
American Express Company                   com   025816109   9954.71    175074 Sole                  9954.71
American Tower Corporation                 com   03027x100  10574.36    148121 Sole                 10574.36
Amtrust Financial Services                 com   032359309     99.71      3892 Sole                    99.71
Ares Capital Corporation                   com   04010l103      0.02         1 Sole                     0.02
Associated Banc-Corp                       com   045487105      3.95       300 Sole                     3.95
Berkshire Hathaway, Inc. Class B           com   084670702     17.64       200 Sole                    17.64
Chemical Financial Corporation             com   163731102    111.68      4615 Sole                   111.68
Cincinnati Financial Corp.                 com   172062101  10579.86    279373 Sole                 10579.86
Colonial Properties Trust                  com   195872106     95.88      4555 Sole                    95.88
First Merit Corporation                    com   337915102     95.54      6495 Sole                    95.54
Mastercard Inc.                            com   57636Q104  10467.56     23185 Sole                 10467.56
Moody's Corp                               com   615369105  11688.88    264634 Sole                 11688.88
Northern Trust Corp.                       com   665859104  10087.88    217341 Sole                 10087.88
Old Second Bancorp, Inc.                   com   680277100      0.43       300 Sole                     0.43
ProAssurance Corp                          com   74267C106    101.29      1120 Sole                   101.29
Sun Communities, Inc.                      com   866674104    131.48      2980 Sole                   131.48
The Travelers Companies, Inc.              com   89417E109      6.49        95 Sole                     6.49
Virginia Commerce Bancorp                  com   92778q109     99.75     11400 Sole                    99.75
Abbott Laboratories                        com   002824100  10877.87    158662 Sole                 10877.87
Advanced Biomedical Tech                   com   00752m101      1.48      7380 Sole                     1.48
Aetna, Inc.                                com   00817Y108      3.96       100 Sole                     3.96
Amerigroup Corp.                           com   03073T102   1029.05     11255 Sole                  1029.05
Amgen Incorporated                         com   031162100  10879.90    129077 Sole                 10879.90
Bristol Meyers Squibb                      com   110122108   8604.77    254956 Sole                  8604.77
Celgene Corp.                              com   151020104      4.20        55 Sole                     4.20
Gilead Sciences Inc.                       com   375558103  14393.68    217001 Sole                 14393.68
Haemonetics Corp                           com   405024100  12181.82    151893 Sole                 12181.82
Healthcare Services Group                  com   421906108    106.62      4664 Sole                   106.62
IDEXX Laboratories                         com   45168D104   8893.61     89518 Sole                  8893.61
Johnson & Johnson                          com   478160104     10.34       150 Sole                    10.34
Nature's Sunshine Products, Inc.           com   639027101     16.34      1000 Sole                    16.34
Orthofix International NV                  com   n6748l102    104.49      2335 Sole                   104.49
PDL BioPharma, Inc.                        com   69329y104    116.19     15090 Sole                   116.19
Parexel International Corp                 com   699462107    106.58      3465 Sole                   106.58
Perkinelmer Inc.                           com   714046109    109.19      3705 Sole                   109.19
Techne Corporation                         com   878377100      3.45        48 Sole                     3.45
Vertex Pharmaceuticals Incorporated        com   92532f100      6.15       110 Sole                     6.15
Wright Medical Group, Inc.                 com   98235T107    107.46      4860 Sole                   107.46
Advisory Board Company                     com   00762w107    121.01      2530 Sole                   121.01

Agco Corp                                  com   001084102      0.05         1 Sole                     0.05
Cintas Corp.                               com   172908105  10230.81    246942 Sole                 10230.81
General Electric Company                   com   369604103     45.42      2000 Sole                    45.42
Grand Canyon Education                     com   38526m106    135.30      5750 Sole                   135.30
Kansas City Southern                       com   485170302  12313.49    162490 Sole                 12313.49
Lockheed Martin Corp.                      com   539830109  10692.38    114504 Sole                 10692.38
Net 1 Ueps Technologies, Inc.              com   64107n206     99.96     11045 Sole                    99.96
Raytheon Company                           com   755111507  10583.75    185160 Sole                 10583.75
Total Systems Services                     com   891906109  10263.40    433055 Sole                 10263.40
Unifirst Corporation Inc. Mass.            com   904708104    106.80      1599 Sole                   106.80
Westinghouse Air Brake Technologies Corp.  com   929740108    132.08      1645 Sole                   132.08
Wright Express Corp.                       com   98233q105    115.04      1650 Sole                   115.04
ACI Worldwide, Inc.                        com   004498101      1.27        30 Sole                     1.27
American Superconductor Corporation        com   030111108      8.30      2000 Sole                     8.30
Apple Inc.                                 com   037833100     17.35        26 Sole                    17.35
Automatic Data Processing Inc.             com   053015103      4.40        75 Sole                     4.40
EMC Corporation                            com   268648102     32.72      1200 Sole                    32.72
Garmin Ltd.                                com   h2906t109   9719.08    232848 Sole                  9719.08
International Business Machs Corp Com      com   459200101      2.08        10 Sole                     2.08
LSI Corporation                            com   502161102      0.80       116 Sole                     0.80
Microsoft Corporation                      com   594918104   8869.55    298036 Sole                  8869.55
NCR Corporation                            com   62886E108      9.65       414 Sole                     9.65
Netsuite Inc.                              com   64118q107    142.27      2230 Sole                   142.27
Neustar, Inc.                              com   64126x201    107.88      2695 Sole                   107.88
Nvidia Corporation                         com   67066g104      0.75        56 Sole                     0.75
Skyworks Solutions, Inc.                   com   83088M102      9.66       410 Sole                     9.66
Technology Solutions Company               com   87872T207      0.00        75 Sole                     0.00
Teradata Corporation                       com   88076W103     31.22       414 Sole                    31.22
The Ultimate Software Group, Inc.          com   90385d107    152.33      1492 Sole                   152.33
Tyler Technologies, Inc.                   com   902252105    117.09      2660 Sole                   117.09
Verisk Analytics, Inc.                     com   92345y106   8641.74    181511 Sole                  8641.74
Freeport McMoran Copper & Gold Inc.        com   35671D857     37.40       945 Sole                    37.40
Monsanto Corp.                             com   61166W101  11076.13    121689 Sole                 11076.13
Sealed Air Corporation                     com   81211K100      0.93        60 Sole                     0.93
Terra Nitrogen Company, L.P.               com   881005201    117.72       545 Sole                   117.72
The Dow Chemical Company                   com   260543103     28.96      1000 Sole                    28.96
Vulcan Materials Company                   com   929160109  11395.99    240930 Sole                 11395.99
A T & T, Inc.                              com   00206R102   8265.80    219252 Sole                  8265.80
CenturyLink, Inc.                          com   156700106    277.35      6865 Sole                   277.35
Cincinnati Bell Inc.                       com   171871106    151.31     26546 Sole                   151.31
Verizon Communications, Inc.               com   92343V104    319.67      7015 Sole                   319.67
Allete Inc.                                com   018522300    102.05      2445 Sole                   102.05
Ameren Corp.                               com   023608102      8.17       250 Sole                     8.17
American Water Works                       com   030420103  10700.26    288728 Sole                 10700.26
Duke Energy Corp.                          com   264399106     21.58       333 Sole                    21.58
Edison International                       com   281020107      4.57       100 Sole                     4.57
ITC Holdings Corp.                         com   465685105      4.16        55 Sole                     4.16
Idacorp, Inc.                              com   451107106     85.46      1975 Sole                    85.46
Northeast Utilities                        com   664397106   8537.91    223330 Sole                  8537.91
Oneok, Inc.                                com   682680103  10987.10    227429 Sole                 10987.10
PNM Resources Incorporated                 com   69349H107    121.66      5785 Sole                   121.66
Consumer Staples Select Sector SPDR        com   81369y308    526.81     14705 Sole                   526.81
Invesco Quality Municipal Income Trust     com   61745P734      4.87       330 Sole                     4.87
Invesco Quality Municipal Investment Trust com   61745P668     66.78      4385 Sole                    66.78
SPDR S & P 500                             com   78462F103    215.96      1500 Sole                   215.96
SPDR S & P Midcap 400                      com   78467Y107     51.64       287 Sole                    51.64
SPDR S&P Regional Banking ETF              com   78464A698    313.52     10947 Sole                   313.52
Schwab U.S. Large Cap Blend                com   808524201      1.03        30 Sole                     1.03
Vanguard TTL BD MKT                        com   921937835     30.65       360 Sole                    30.65
iShares Nasdaq Biotechnology               com   464287556    320.40      2247 Sole                   320.40
Alcatel Lucent                             com   013904305      0.44       404 Sole                     0.44
TELUS Corporation                          com   87971m202  10671.18    170657 Sole                 10671.18